Income Taxes - Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate [Abstract]
PRC statutory rate	25.00%	25.00%	25.00%
Effect of differing tax rates in different jurisdictions	(21.50%)	(47.50%)	(5.50%)
Permanent difference	(5.80%)	6.40%	0.60%
Favorable tax rate impact	(2.40%)	0.50%	0.00%
Unrecognized loss	0.00%	0.00%	0.10%
Change in valuation allowance	2.60%	(47.00%)	(20.20%)
Income tax (expenses) benefits	(2.10%)	(62.50%)	0.00%